UMB SCOUT FUNDS

TAX-FREE MONEY MARKET FUND

QUARTERLY REPORT

SEPTEMBER 30, 1998

A no-load mutual fund principally invested in short-term municipal securities seeking to provide maximum income exempt from federal income tax consistent with safety of principal and maintenance of liquidity.

TO THE SHAREHOLDERS

The UMB Scout Tax-Free Money Market Fund earned 0.73% for the quarter ended September 30, 1998. The Fund's 7-day current yield was 3.02% as of that date. The Fund principally invests in short-term municipal securities, and seeks to provide maximum investment income exempt from federal income tax consistent with safety of principal and liquidity.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal Alternative Minimum Tax as well as state and local taxes.

The Fund finished the quarter with a 30-day annualized yield of 2.87%, compared with the 2.90% average for the Tax-Free Money Market as a whole. Short-term tax-free yields were slightly lower than at the close of the previous quarter, primarily because of a cut in the benchmark Fed Funds interest rate in late September.

Money market rates remained relatively stable through July and August, but September was much different. The continued weakness in the global economy combined with the economic turmoil in Russia caused many to expect the Federal Reserve to cut interest rates to spur economic activity. The Fed met these expectations when it cut the Fed Funds rate to 5.25% from 5.50% on September 29.

Global economic forecasts indicate the possibility of a widespread slowdown in coming months. This could promote a gradual drop in short-term interest rates over the next several months. The Fund therefore will maintain an average maturity in the 25- to 30-day range, which will provide ample liquidity while insulating the Fund from rapid drops in overnight rates.

An important topic during recent months relates to "credit enhancement." Many issuers of short-term securities are referred to as "second-tier" because their credit quality is not sufficient for a "top-tier" rating. These issuers use third-party providers of credit enhancement to bolster their ratings using insurance agreements and letters of credit. This process secures top-tier ratings for otherwise sub-standard borrowers, and many money market funds increase returns by investing heavily in such issues.

Your Fund will maintain a substantially higher level of credit quality than the average fund by avoiding issuers that rely on credit enhancement for their ratings. This prudent approach provided an added measure of security during the last quarter, as many of the major providers of third-party credit enhancement fell on hard times due to the turbulence of international markets. The Fund is somewhat insulated from such turbulence because the credit quality of all positions is evaluated on a stand-alone basis, without credit enhancement.

This management style should continue to make the Fund an outstanding option for investors in the upper tax brackets who seek solid yields combined with top-tier credit quality.

We want to remind all shareholders that the Fund name is changing to UMB Scout Tax-Free Money Market Fund, Inc., effective October 31, 1998. However, the ticker symbol will remain UMTXX.

We appreciate your continued interest in the UMB Scout Tax-Free Money Market Fund and we welcome your comments and questions.

Sincerely,

/s/J. Eric Kelley
J. Eric Kelley
UMB Investment Advisors

FUND DIVERSIFICATION - PIE CHART

Shares of the UMB Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (unaudited)

Statement of Net Assets

        FACE                                                                                            Market
STATE   AMOUNT          DESCRIPTION                                                                     Value
ARIZONA
 $      1,500,000       Arizona State Health Facilities Auth., Pooled Loan Program Rev.,
                        Var. Rate, due October 1, 2015                                              $   1,500,000
	1,000,000	Maricopa County Arizona (Southern California Edison),
 			Tax-Exempt Commercial Paper,
                        3.55%, due October 21, 1998                                                     1,000,000
	2,600,000	Maricopa County Arizona (Southern California Edison),
 			Tax-Exempt Commercial Paper,
                        3.45%, due November 2, 1998                                                     2,600,000
	1,000,000	Mesa Arizona, Series 85, Tax-Exempt Commercial Paper,
                        3.375%, due October 7, 1998                                                     1,000,000
	2,000,000	Salt River Project Agricultural Improvement & Power District, Series A,
			Tax-Exempt Commercial Paper,
                        3.20%, due November 5, 1998                                                     2,000,000
	1,000,000	Salt River Project Agricultural Improvement & Power District, Series A,
 			Tax-Exempt Commercial Paper,
                        3.10%, due October 13, 1998                                                     1,000,000
	2,700,000	Salt River Project Agricultural Improvement & Power District,
 			Tax-Exempt Commercial Paper,
                        3.35%, due December 2, 1998                                                     2,700,000
CONNECTICUT
	4,000,000	Connecticut State Health & Educational Facilities Auth.,
 			(Yale University),
                        Var. Rate, due July 1, 2029                                                     4,000,000
FLORIDA
	2,000,000	Gainesville Florida, Utility Bonds, Series C,
                        3.50%, due November 3, 1998                                                     2,000,000
	2,000,000	Gainesville Florida, Utility Bonds, Series C,
                        3.20%, due November 4, 1998                                                     2,000,000
	1,500,000	Jacksonville Florida, Electric Auth., Series 94A,
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 5, 1998                                                      1,500,000
	1,750,000	Jacksonville Florida, Electric Auth., Series A,
 			Tax-Exempt Commercial Paper,
                        4.20%, due October 5, 1998                                                      1,750,000
	1,000,000	Jacksonville Florida, Pollution Control Rev., Series 92,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 7, 1998                                                      1,000,000
	2,500,000	Jacksonville Florida, Pollution Control Rev., Series 92,
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 14, 1998                                                     2,500,000
	1,000,000	Jacksonville Florida, Pollution Control Rev., Series 94,
 			Tax-Exempt Commercial Paper,
                        3.20%, due November 4, 1998                                                     1,000,000
GEORGIA
        3,000,000        Effingham County Georgia, Pollution Control Rev.
 			(Savannah Electric & Power),
                        Var. Rate, due April 1, 2037                                                    3,000,000
	2,165,000	Georgia Municipal Electric Auth., Series B,
 			Tax-Exempt Commercial Paper,
                        3.375%, due October 30, 1998                                                    2,165,000
ILLINOIS
          600,000       Illinois Development Financial Auth., Pollution Control Rev.
 			(Amoco Oil Co. Project),
                        Var. Rate, due November 1, 2012                                                   600,000
          500,000       Sauget Illinois, Pollution Control Rev.
 			(Monsanto Co. Project),
                        Var. Rate, due September 1, 2014                                                  500,000
	5,000,000	Sauget Illinois, Pollution Control Rev.
 			(Monsanto Co. Project),
                        Var. Rate, due May 1, 2028                                                      5,000,000
INDIANA
	1,000,000	Jasper County Indiana, Pollution Control Rev. (NIPS),
 			Tax-Exempt Commercial Paper,
                        3.15%, due October 13, 1998                                                     1,000,000
	1,100,000	Jasper County Indiana, Pollution Control Rev. (NIPS),
 			Tax-Exempt Commercial Paper,
                        3.60%, due October 22, 1998                                                     1,100,000
	1,000,000	Sullivan County Indiana, Pollution Control Rev., Series 85 L2,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 5, 1998                                                      1,000,000
	2,000,000	Sullivan County Indiana, Pollution Control Rev., Series 85 L3,
 			Tax-Exempt Commercial Paper,
                        3.55%, due October 28, 1998                                                     2,000,000
KANSAS
	1,000,000	Leawood Kansas, Project # 146,
                        3.75%, due March 15, 1999                                                       1,000,000
	1,000,000	Leawood Kansas, Project # 165,
                        3.75%, due March 15, 1999                                                       1,000,000
KENTUCKY
	2,000,000	Trimble County Kentucky, Pollution Control Rev., Series 92A,
 			Tax-Exempt Commercial Paper,
                        3.10%, due October 8, 1998                                                      2,000,000
	1,500,000	Trimble County Kentucky, Pollution Control Rev., Series 92A,
 			Tax-Exempt Commercial Paper,
                        3.10%, due October 16, 1998                                                     1,500,000
	3,500,000	Trimble County Kentucky, Pollution Control Rev., Series 92A,
 			Tax-Exempt Commercial Paper,
                        3.30%, due December 1, 1998                                                     3,500,000
MARYLAND
        2,100,000        Baltimore County Maryland, Pollution Control Rev. (BG&E),
 			Tax-Exempt Commercial Paper,
                        3.40%, due October 2, 1998                                                      2,100,000
	3,000,000	Baltimore County Maryland, Pollution Control Rev. (BG&E),
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 27, 1998                                                     3,000,000
MASSACHUSETTS
	2,000,000	Massachusetts Industrial Finance Agency, Series 93A,
 			Tax-Exempt Commercial Paper,
                        3.55%, due October 23, 1998                                                     2,000,000
	6,000,000	Massachusetts State, Series B,
                        Var. Rate, due August 1, 2015                                                   6,000,000
MISSISSIPPI
          300,000       Jackson County Mississippi Port Facility
 			(Chevron USA Inc.),
                        Var. Rate, due June 1, 2023                                                       300,000
MISSOURI
	1,000,000	Missouri Environment Improvement Rev. (UEP),
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 9, 1998                                                      1,000,000
	1,000,000	Missouri Environment Improvement Rev. (UEP),
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 14, 1998                                                     1,000,000
	1,000,000	Missouri Environment Improvement Rev. (UEP),
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 19, 1998                                                     1,000,000
	2,000,000	Missouri Environment Improvement Rev. (UEP),
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 20, 1998                                                     2,000,000
 2,500,000       Missouri Environment Improvement Rev. (UEP),
 			Tax-Exempt Commercial Paper,
                        3.40%, due October 22, 1998                                                     2,500,000
          600,000       Missouri Health & Education Auth.
 			(Washington University),
                        Var. Rate, due September 1, 2030                                                  600,000
NEBRASKA
	1,000,000	Omaha Public Power District Electric Rev., Series A,
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 5, 1998                                                      1,000,000
NEW JERSEY
	3,000,000	New Jersey T/RANS,
 			Tax-Exempt Commercial Paper,
                        3.50%, due October 19, 1998                                                     3,000,000
NEW MEXICO
           50,000       Hurley New Mexico, Pollution Control Rev.
 			(Kennecott Santa Fe Project),
                        Var. Rate, due December 1, 2015                                                    50,000
NORTH CAROLINA
	1,600,000	Wake County North Carolina, Industrial Facility & Pollution Control Auth.
 			(Carolina Power & Light),
                        3.55%, due October 5, 1998                                                      1,600,000
	2,500,000	Wake County North Carolina Industrial Facility & Pollution Control Auth.
 			(Carolina Power & Light),
                        Var. Rate, due May 1, 2015                                                      2,500,000
OKLAHOMA
          500,000       Garfield County Oklahoma Industrial Auth. Pollution Control Rev.
 			(Oklahoma Gas & Electric Company),
                        Var. Rate, due January 1, 2025                                                    500,000
SOUTH CAROLINA
	1,000,000	South Carolina Public Services Auth.,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 5, 1998                                                      1,000,000
	1,000,000	York County South Carolina (Duke Power),
 			Tax-Exempt Commercial Paper,
                        3.375%, due October 1, 1998                                                     1,000,000
	2,100,000	York County South Carolina (Duke Power),
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 13, 1998                                                     2,100,000
TENNESSEE
	2,000,000	Shelby County Tennessee, Series 97A,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 6, 1998                                                      2,000,000
TEXAS
	1,500,000	Austin Texas Combined Utility System Rev., Series A,
 			Tax-Exempt Commercial Paper,
                        3.10%, due October 7, 1998                                                      1,500,000
	1,100,000	Brazos River Auth. Texas (Monsanto Co.),
                        Var. Rate, due February 1, 2004                                                 1,100,000
	2,500,000	Dallas Texas Water & Sewer, Series B,
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 26, 1998                                                     2,500,000
	2,076,000	Dallas Texas Water & Sewer, Series B,
 			Tax-Exempt Commercial Paper,
                        3.375%, due October 30, 1998                                                    2,076,000
          900,000       Gulf Coast Texas Waste Disposal Auth. (Monsanto Co.),
                        Var. Rate, due July 1, 2001                                                       900,000
	1,200,000	Gulf Coast Texas Waste Disposal Auth. (Exxon),
                        Var. Rate, due June 1, 2020                                                     1,200,000
        1,781,000        Harris County Texas, Series A,
 			Tax-Exempt Commercial Paper,
                        3.55%, due October 2, 1998                                                      1,781,000
	1,200,000	Harris County Texas, Series A,
 			Tax-Exempt Commerical Paper,
                        3.20%, due November 5, 1998                                                     1,200,000
	1,317,000	Harris County Texas, Series A,
 			Tax-Exempt Commercial Paper,
                        3.15%, due November 5, 1998                                                     1,317,000
	1,700,000	Lower Neches Valley Texas Auth. Pollution Control Rev.
 			(River Treatment Industrial Dev. Corp.),
                        Var. Rate, due February 1, 2004                                                 1,700,000
	2,800,000	San Antonio Texas Water Systems, Series 95,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 2, 1998                                                      2,800,000
	1,000,000	San Antonio Texas Water Systems, Series 95,
 			Tax-Exempt Commercial Paper,
                        3.10%, due October 15, 1998                                                     1,000,000
	1,000,000	San Antonio Texas Water Systems, Series 95,
 			Tax-Exempt Commercial Paper,
                        3.45%, due November 4, 1998                                                     1,000,000
	1,100,000	Texas Municipal Power Agency, Series 91,
 			Tax-Exempt Commercial Paper,
                        3.40%, due October 1, 1998                                                      1,100,000
	2,000,000	Texas Municipal Power Agency, Series 91,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 1, 1998                                                      2,000,000
	1,400,000	Texas Municipal Power Agency, Series 91,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 7, 1998                                                      1,400,000
	2,000,000	Texas Municipal Power Agency, Series 97,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 9, 1998                                                      2,000,000
	1,000,000	Texas Public Finance Auth., Series A,
 			Tax-Exempt Commercial Paper,
                        3.55%, due October 1, 1998                                                      1,000,000
	2,000,000	University of Texas System Rev., Series A,
 			Tax-Exempt Commercial Paper,
                        3.50%, due October 6, 1998                                                      2,000,000
	2,000,000	University of Texas System Rev., Series A,
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 6, 1998                                                      2,000,000
UTAH
        2,000,000       Intermountain Power, Series 98 B5,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 7, 1998                                                      2,000,000
        2,000,000       Intermountain Power, Series 97 B1,
 			Tax-Exempt Commercial Paper,
                        3.10%, due October 8, 1998                                                      2,000,000
	2,000,000	Intermountain Power, Series 98 B5,
 			Tax-Exempt Commercial Paper,
                        3.45%, due October 8, 1998                                                      2,000,000
	1,000,000	Intermountain Power, Series 98 B5,
 			Tax-Exempt Commercial Paper,
                        3.35%, due October 19, 1998                                                     1,000,000
	1,700,000	Salt Lake City Utah, Pollution Control Rev. (British Petroleum),
                        Var. Rate, due February 1, 2008                                                 1,700,000
VIRGINIA
	1,300,000	Chesterfield County Virginia, Industrial Development Auth. (VEPCO),
 			Tax-Exempt Commercial Paper,
                        3.40%, due October 2, 1998                                                      1,300,000
          500,000       Louisa Virginia, Industrial Development Auth. (VEPCO),
 			Tax-Exempt Commercial Paper,
                        3.40%, due October 2, 1998                                                        500,000
	1,800,000	Louisa Virginia, Industrial Development Auth. (VEPCO),
 			Tax-Exempt Commercial Paper,
                        3.20%, due November 4, 1998                                                     1,800,000
WASHINGTON
	2,500,000	Seattle Municipal Power & Light,
 			Tax-Exempt Commercial Paper,
                        3.50%, due October 1, 1998                                                      2,500,000
	2,200,000	Seattle Municipal Power & Light Rev.,
                        Var. Rate, due November 1, 2018                                                 2,200,000
	3,500,000	Washington State, Series A,
                        Var. Rate, due June 1, 2020                                                     3,500,000
	2,000,000	Washington State Public Power Supply (Electric Project #2), Series 2A,
                        Var. Rate, due July 1, 2012                                                     2,000,000
WISCONSIN
	1,400,000	Oak Creek Wisconsin, Pollution Control Rev. (Wisconsin Electric Power Co.),
                        Var. Rate, due August 1, 2016                                                   1,400,000
	1,600,000	Sheboygan Wisconsin, Pollution Control Rev. (Wisconsin Power & Light Co.),
                        Var. Rate, due August 1, 2014                                                   1,600,000
	1,500,000	Sheboygan Wisconsin, Pollution Control Rev. (Wisconsin Electric Power Co.),
                        Var. Rate, due September 1, 2015                                                1,500,000
	2,140,000	Wisconsin State G.O., Tax-Exempt Commercial Paper,
                        3.375%, due October 26, 1998                                                    2,140,000
	2,017,000	Wisconsin State, Series 97A, Tax-Exempt Commercial Paper,
                        3.45%, due October 29, 1998                                                     2,017,000
WYOMING
          500,000       Sublette County Wyoming, Pollution Control Rev. (Exxon Project),
                        Var. Rate, due November 1, 2014                                                   500,000
TOTAL INVESTMENTS - 100.21%                                                                         $ 152,396,000

Other assets less liabilities - (0.21%)                                                                  (317,461)

TOTAL NET ASSETS - 100.00%
	(equivalent to $1.00 per share; 1,000,000,000 shares of $0.01 par value
        capital shares authorized; 152,178,368 shares outstanding)                                  $ 152,078,539

Valuation of securities is on the basis of amortized cost, which approximates market value.


This report has been prepared for the information of the Shareholders of UMB Scout Tax-Free Money Market Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other UMB Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


UMB SCOUT FUNDS
100% No-Load Mutual Funds
Stock Fund
Regional Fund
WorldWide Fund
Capital Preservation Fund
Balanced Fund
Bond Fund
Kansas Tax-Exempt Bond Fund*
Money Market Fund
Tax-Free Money Market Fund
*Available in Kansas and Missouri only.

MANAGER AND INVESTMENT COUNSEL
UMB Bank, n.a., Kansas City, Missouri

AUDITORS
Baird, Kurtz & Dobson, Kansas City, Missouri

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
Philadelphia, Pennsylvania

CUSTODIAN
UMB Bank, n.a., Kansas City, Missouri

UNDERWRITER, DISTRIBUTOR
AND TRANSFER AGENT
Jones & Babson, Inc.
Kansas City, Missouri

UMB Scout Funds
P.O. Box 410498
Kansas City, MO 64141-0498

TOLL FREE 800-996-2862

www.umb.com

"UMB" and "Scout" are registered service marks of UMB Financial
Corporation.
UMB Financial Corporation also claims service mark rights to the Scout design.